CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY - USD ($)		Ordinary shares	Additional paid-in capital	Deferred share compensation	Accumulated deficit, Statutory reserves	Accumulated deficit, Unrestricted	Accumulated other comprehensive income (loss)	Noncontrolling interests	Total
Balance at the beginning at Jun. 30, 2021		$ 407,167	$ 32,175,798	$ (21,140)	$ 1,670,367	$ (38,574,620)	$ 1,120,774	$ 1,601,666	$ (1,619,988)
Balance at the beginning (in shares) at Jun. 30, 2021	[1]	1,357,221
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issuance of ordinary shares for JMC purchase		$ 6,000	(6,000)		0	0	0		0
Issuance of ordinary shares for JMC purchase (in shares)	[1]	20,000
Amortization of deferred share compensation		$ 0	0		0	0	0		21,140
Statutory reserves				$ 21,140
Sales of ordinary shares		$ 465,743	34,578,781		0	0	0		35,044,524
Sales of ordinary shares (in shares)	[1]	1,552,477
Issuance of ordinary shares for compensation		$ 15,800	1,335,146		0	0	0		1,350,946
Issuance of ordinary shares for compensation (in shares)	[1]	52,668
Issuance of ordinary shares for services		$ 2,500	247,500		0	0	0		250,000
Issuance of ordinary shares for services (in shares)	[1]	8,334
Conversion convertible debenture into ordinary shares		$ 21,363	1,388,582		0	0	0		1,409,945
Conversion convertible debenture into ordinary shares (in shares)	[1]	71,210
Net income (loss)		$ 0	0		0	3,239,390	0	(5,404,881)	(2,165,491)
Foreign currency translation		0	0		0	0	444,240	(80,360)	363,880
Deconsolidation of discontinued operations		0	0		(1,670,367)	(648,194)	(1,565,014)	3,883,575	0
Balance at the end at Jun. 30, 2022		$ 918,573	69,719,807		0	(35,983,424)	0		34,654,956
Balance at the end (in shares) at Jun. 30, 2022	[1]	3,061,910
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issuance of ordinary shares for equipment purchase		$ 86,856	3,023,144		0	0	0		3,110,000
Issuance of ordinary shares for equipment purchase (in shares)	[1]	289,520
Issuance of ordinary shares for compensation		$ 3,951	63,320		0	0	0		67,271
Issuance of ordinary shares for compensation (in shares)	[1]	13,169
Warrants issued with convertible debenture		$ 0	645,196		0	0	0		645,196
Additional ordinary shares of round-up adjustment for reverse share split		$ 4,948	(4,948)		0	0	0		0
Additional ordinary shares of round-up adjustment for reverse share split (in shares)	[1]	16,493
Net income (loss)		$ 0	0		0	(28,216,352)	0		(28,216,352)
Balance at the end at Jun. 30, 2023		$ 1,014,328	73,446,519		0	(64,199,776)	0		10,261,071
Balance at the end (in shares) at Jun. 30, 2023	[1]	3,381,092
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Sales of ordinary shares		$ 843,850	3,150,372		0	0	0		3,994,222
Sales of ordinary shares (in shares)	[1]	2,812,833
Issuance of ordinary shares for compensation		$ 10,272	62,958		0	0	0		73,230
Issuance of ordinary shares for compensation (in shares)	[1]	34,240
Warrants issued with convertible debenture		$ 0	2,560,858		0	0	0		2,560,858
Conversion convertible debenture into ordinary shares		$ 204,055	1,020,271		0	0	0		1,224,326
Conversion convertible debenture into ordinary shares (in shares)	[1]	680,183
Exercise of warrants		$ 255,000	896,903		0	0	0		1,151,903
Exercise of warrants (in shares)	[1]	850,000
Exchange of warrants for convertible debenture		$ 0	(71,319)		0	0	0		(71,319)
Noncontrolling interests acquired		0	0		0	0	0	250	250
Net income (loss)		0	0		0	(17,531,647)	0	(753,311)	(18,284,958)
Balance at the end at Jun. 30, 2024		$ 2,327,505	81,066,562		0	(81,731,423)	0	(753,061)	909,583
Balance at the end (in shares) at Jun. 30, 2024	[1]	7,758,348
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Fair value of noncontrolling interest acquired		$ 0	$ 0		$ 0	$ 0	$ 0	$ 250	$ 250

[1]	Giving retroactive effect to the 1-for-30 reverse share split effected on May 23, 2023